Shareholder Report, Holdings (Details) - Schwab Select Large Cap Growth Fund [Member]	Sep. 30, 2025
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Meta Platforms Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%	[1]
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[1]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[1]
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[1]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1],[2]
Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.